Stock Transactions and Stock-Based Compensation (RSU And PSU) (Details) shares in Millions	12 Months Ended
	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Jul. 02, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Separation conversion factor				1.32
RSUs/PSUs:
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at beginning of year, number of RSUs/PSUs | shares	6.1	6.1	6.5
Granted, number of RSUs/PSUs | shares	1.9	2.9	2.0
Vested, number of RSUs/PSUs | shares	(1.8)	(2.1)	(1.9)
Adjustment due to Fortive Separation, number of RSUs/PSUs | shares	(1.2)
Forfeited, number of RSUs/PSUs | shares	(0.5)	(0.8)	(0.5)
Unvested at end of year, number of RSUs/PSUs | shares	4.5	6.1	6.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested at beginning of year, weighted average grant-date fair value | $ / shares	$ 53.93	$ 45.18	$ 38.40
Granted, weighted average grant-date fair value | $ / shares	66.15	65.66	54.42
Vested, weighted average grant-date fair value | $ / shares	50.64	45.00	32.15
Adjustment due to Fortive Separation, weighted average grant-date fair value | $ / shares	58.24
Forfeited, weighted average grant-date fair value | $ / shares	28.79	52.56	44.48
Unvested at end of year, weighted average grant-date fair value | $ / shares	$ 62.16	$ 53.93	$ 45.18